Capital Stock (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Summary of Stock Option Activity and Related Information
A summary of the Company’s stock option activity and related information for the years ended December 31, 2023, 2022, and 2021, are as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $	Options (000’s) #	Weighted-Average Exercise Price $
Outstanding – beginning of year	6,208	6.99	5,449	9.90	5,584	10.02
Granted	507	5.81	1,490	2.88	—	—
Exercised	(1,210)	3.89	(205)	3.98	—	—
Forfeited / expired	(112)	21.70	(526)	26.59	(135)	14.22
Outstanding – end of year	5,393	7.27	6,208	6.99	5,449	9.90
Exercisable – end of year	4,392	8.01	4,952	8.03	4,690	10.86

Non-Vested Stock Option Activity and Related Information
A summary of the Company’s non-vested stock option activity and related information for the years ended December 31, 2023, 2022 and 2021, are as follows:

	December 31, 2023		December 31, 2022		December 31, 2021
	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $	Options (000’s) #	Weighted-Average Grant Date Fair Value $
Outstanding non-vested stock options – beginning of year	1,255	1.16	759	1.53	2,094	1.97
Granted	507	2.55	1,490	1.16	—	—
Vested	(761)	1.36	(853)	0.65	(1,309)	2.22
Forfeited	—	—	(141)	6.03	(26)	1.73
Outstanding non-vested stock options – end of year	1,001	1.71	1,255	1.16	759	1.53

Details Regarding Outstanding and Exercisable Stock Options
Further details regarding the Company’s outstanding and exercisable stock options at December 31, 2023 are as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $	Options (000’s) #	Weighted- Average Remaining Life (Years)	Weighted- Average Exercise Price $
$0.00 – $4.99	2,602	6.9	3.37	1,999	6.5	3.52
$5.00 – $9.99	2,043	4.7	8.17	1,645	3.6	8.75
$10.00 – $19.99	571	2.8	10.18	571	2.8	10.18
$20.00 – $59.99	177	1.1	44.90	177	1.1	44.90
	5,393	5.5	7.27	4,392	4.7	8.01